DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers S&P 500 Growth ESG ETF

May 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.7%
Communication Services - 10.0%
Alphabet, Inc., Class A*	2,505	$307,790
Alphabet, Inc., Class C*	2,184	269,440
T-Mobile US, Inc.*	169	23,195

(Cost $456,160)		600,425

Consumer Discretionary - 11.2%
Amazon.com, Inc.*	1,725	208,000
Etsy, Inc.*	31	2,513
Hilton Worldwide Holdings, Inc.	54	7,350
Home Depot, Inc.	227	64,343
Lowe’s Cos., Inc.	176	35,399
McDonald’s Corp.	191	54,456
Starbucks Corp.	247	24,117
Tesla, Inc.*	1,131	230,645
TJX Cos., Inc.	311	23,882
Tractor Supply Co.	46	9,641
Yum! Brands, Inc.	75	9,652

(Cost $605,147)		669,998

Consumer Staples - 7.4%
Archer-Daniels-Midland Co.	113	7,983
Bunge Ltd.	26	2,409
Campbell Soup Co.	50	2,528
Coca-Cola Co.	1,064	63,478
Colgate-Palmolive Co.	193	14,355
Constellation Brands, Inc., Class A	38	9,233
Costco Wholesale Corp.	123	62,922
Dollar General Corp.	94	18,903
Dollar Tree, Inc.*	87	11,735
General Mills, Inc.	169	14,223
Hershey Co.	62	16,101
Kellogg Co.	59	3,939
Keurig Dr Pepper, Inc.	179	5,571
McCormick & Co., Inc.	54	4,629
Mondelez International, Inc., Class A	310	22,757
PepsiCo, Inc.	579	105,581
Procter & Gamble Co.	546	77,805

(Cost $453,999)		444,152

Energy - 8.0%
APA Corp.	135	4,290
Chevron Corp.	748	112,664
ConocoPhillips	515	51,139
Devon Energy Corp.	275	12,677
EOG Resources, Inc.	247	26,501
EQT Corp.	154	5,355
Exxon Mobil Corp.	1,732	176,976
Hess Corp.	117	14,820
Marathon Oil Corp.	267	5,917
Marathon Petroleum Corp.	92	9,652
ONEOK, Inc.	188	10,652
Pioneer Natural Resources Co.	100	19,944
Schlumberger NV	317	13,577
Williams Cos., Inc.	512	14,674

(Cost $539,960)		478,838

Financials - 7.2%
American Express Co.	123	19,503
Arch Capital Group Ltd.*	156	10,873
Arthur J Gallagher & Co.	57	11,419
Cboe Global Markets, Inc.	30	3,973
Chubb Ltd.	100	18,580
Everest Re Group Ltd.	10	3,400
FactSet Research Systems, Inc.	10	3,849
Globe Life, Inc.	27	2,786
MarketAxess Holdings, Inc.	8	2,179
Mastercard, Inc., Class A	355	129,582
Moody’s Corp.	31	9,823
MSCI, Inc.	19	8,940
Nasdaq, Inc.	91	5,037
Principal Financial Group, Inc.	58	3,797
Progressive Corp.	246	31,466
Travelers Cos., Inc.	52	8,800
Visa, Inc., Class A (a)	684	151,185
W.R. Berkley Corp.	86	4,788

(Cost $435,877)		429,980

Health Care - 17.3%
Abbott Laboratories	381	38,862
AbbVie, Inc.	744	102,642
Agilent Technologies, Inc.	75	8,675
Amgen, Inc.	225	49,646
Biogen, Inc.*	28	8,299
Bristol-Myers Squibb Co.	894	57,609
Cigna Group	62	15,339
Elevance Health, Inc.	100	44,782
Eli Lilly & Co.	332	142,581
Gilead Sciences, Inc.	525	40,394
Hologic, Inc.*	104	8,205
IDEXX Laboratories, Inc.*	17	7,901
IQVIA Holdings, Inc.*	37	7,286
Merck & Co., Inc.	1,066	117,697
Mettler-Toledo International, Inc.*	6	7,931
Moderna, Inc.*	139	17,752
Quest Diagnostics, Inc.	31	4,112
Regeneron Pharmaceuticals, Inc.*	45	33,100
ResMed, Inc.	33	6,956
Thermo Fisher Scientific, Inc.	165	83,896
UnitedHealth Group, Inc.	393	191,485
Vertex Pharmaceuticals, Inc.*	108	34,946
Waters Corp.*	25	6,281

(Cost $1,046,125)		1,036,377

Industrials - 3.9%
Automatic Data Processing, Inc.	174	36,364
Broadridge Financial Solutions, Inc.	24	3,521
C.H. Robinson Worldwide, Inc.	27	2,553
Caterpillar, Inc.	131	26,953
Cintas Corp.	21	9,915
CSX Corp.	424	13,004
Cummins, Inc.	30	6,132
Deere & Co.	114	39,442
IDEX Corp.	18	3,585
Illinois Tool Works, Inc.	60	13,124
JB Hunt Transport Services, Inc.	35	5,844
Paychex, Inc.	77	8,080
Quanta Services, Inc.	60	10,655
Republic Services, Inc.	48	6,798
Union Pacific Corp.	129	24,835
Verisk Analytics, Inc.	30	6,573
Waste Management, Inc.	92	14,897

(Cost $240,106)		232,275

Information Technology - 32.0%
Adobe, Inc.*	91	38,019
Advanced Micro Devices, Inc.*	366	43,265
Apple, Inc.	3,102	549,829
Applied Materials, Inc.	355	47,322
Arista Networks, Inc.*	104	17,299
Autodesk, Inc.*	50	9,970
Fortinet, Inc.*	273	18,654
Keysight Technologies, Inc.*	41	6,634
Lam Research Corp.	57	35,152
Microsoft Corp.	1,803	592,087
Motorola Solutions, Inc.	39	10,995
NVIDIA Corp.	1,035	391,582
ON Semiconductor Corp.*	182	15,215
QUALCOMM, Inc.	469	53,189
ServiceNow, Inc.*	85	46,306
Texas Instruments, Inc.	240	41,731

(Cost $1,481,651)		1,917,249

Materials - 1.9%
Air Products and Chemicals, Inc.	93	25,030
Albemarle Corp.	49	9,483
CF Industries Holdings, Inc.	83	5,105
Corteva, Inc.	207	11,073
Freeport-McMoRan, Inc.	601	20,638
Linde PLC	126	44,561

(Cost $122,537)		115,890

Real Estate - 0.6%
American Tower Corp. REIT	104	19,182
Extra Space Storage, Inc. REIT	28	4,040
Iron Mountain, Inc. REIT	77	4,113
SBA Communications Corp. REIT	25	5,544
Weyerhaeuser Co. REIT	176	5,044

(Cost $41,118)		37,923

Utilities - 0.2%
Sempra Energy
(Cost $12,284)	79	11,339

TOTAL COMMON STOCKS (Cost $5,434,964)		5,974,446

EXCHANGE-TRADED FUNDS - 0.2%
SPDR Portfolio S&P 500 Growth ETF	108	6,220
Vanguard S&P 500 Growth ETF	21	5,039

TOTAL EXCHANGE-TRADED FUNDS (Cost $10,460)		11,259

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.04% (b)
(Cost $2,991)	2,991	2,991

TOTAL INVESTMENTS - 99.9% (Cost $5,448,415)		$5,988,696
Other assets and liabilities, net - 0.1%		6,935

NET ASSETS - 100.0%		$5,995,631

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2023 is as follows:

Value ($) at 11/9/2022 (Commencement of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2023	Value ($) at 5/31/2023

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares, 5.03% (b)(c)
—	—	0 (d)	—	—	1	—	—	—
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.04% (b)
—	51,017	(48,026)	—	—	74	—	2,991	2,991

—	51,017	(48,026)	—	—	75	—	2,991	2,991

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2023 amounted to $143,448, which is 2.4% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $146,728.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2023.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$5,974,446	$—	$—	$5,974,446
Exchange-Traded Funds	11,259	—	—	11,259
Short-Term Investments (a)	2,991	—	—	2,991

TOTAL	$5,988,696	$—	$—	$5,988,696

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

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R-089711-1 (5/24) DBX005195 (5/24)